Annual Total Returns - SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO - Select Gold Portfolio	Apr. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Gold Fund - Class A
Bar Chart Table:
Annual Return 2013	(51.54%)
Annual Return 2014	(8.83%)
Annual Return 2015	(18.07%)
Annual Return 2016	46.80%
Annual Return 2017	8.28%
Annual Return 2018	(13.28%)
Annual Return 2019	35.05%
Annual Return 2020	26.45%
Annual Return 2021	(10.70%)
Annual Return 2022	(13.74%)